property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
property, plant and equipment
Schedule of property, plant and equipment

(millions)	Note	Network assets	Buildings and leasehold improvements	Other	Land	Assets under construction	Total
At cost
As at January 1, 2016		$27,191	$2,847	$1,120	$55	$413	$31,626
Additions 1		762	45	39	—	1,472	2,318
Additions arising from business acquisitions		—	1	1	—	—	2
Dispositions, retirements and other		(739)	(78)	(223)	—	—	(1,040)
Assets under construction put into service		1,070	139	84	—	(1,293)	—

As at December 31, 2016		28,284	2,954	1,021	55	592	32,906
Additions 1		972	51	44	—	1,426	2,493
Additions arising from business acquisitions	18(b)	25	8	9	—	—	42
Dispositions, retirements and other		(1,724)	(63)	(48)	(7)	—	(1,842)
Assets under construction put into service		1,167	127	69	—	(1,363)	—

As at December 31, 2017		$28,724	$3,077	$1,095	$48	$655	$33,599

Accumulated depreciation
As at January 1, 2016		$19,351	$1,810	$729	$—	$—	$21,890

Depreciation		1,357	99	108	—	—	1,564
Dispositions, retirements and other		(758)	(73)	(181)	—	—	(1,012)

As at December 31, 2016		19,950	1,836	656	—	—	22,442
Depreciation		1,396	106	115	—	—	1,617
Dispositions, retirements and other		(1,708)	(58)	(62)	—	—	(1,828)

As at December 31, 2017		$19,638	$1,884	$709	$—	$—	$22,231

Net book value
As at December 31, 2016		$8,334	$1,118	$365	$55	$592	$10,464

As at December 31, 2017		$9,086	$1,193	$386	$48	$655	$11,368

(1)	For the year ended December 31, 2017, additions include $7 (2016 — $(40)) in respect of asset retirement obligations (see Note 25).